Related Party Transactions - Key Management Personnel Compensation (Detail) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of transactions between related parties [abstract]
Salaries and other short-term employee benefits	$ 176,702	$ 211,620	$ 243,405
Post-employment compensation	2,158	2,197	2,156
Total key management personnel compensation	$ 178,860	$ 213,817	$ 245,561